Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 633	[1]	$ 24,367	$ (675)	$ 24,325
Balance (in Shares) at Dec. 31, 2020		6,325,000	[1]
Cash paid in excess of fair value of Private Placement warrants			[1]	2,824,000		2,824,000
Accretion of Class A common stock to redemption amount			[1]	(2,848,367)	(18,676,477)	(21,524,844)
Net income (loss)			[1]		(2,148,278)	(2,148,278)
Balance at Dec. 31, 2021		$ 633	[1]		(20,825,430)	(20,824,797)
Balance (in Shares) at Dec. 31, 2021		6,325,000	[1]
Net income (loss)					7,053,847	7,053,847
Balance at Mar. 31, 2022		$ 633			(13,771,583)	(13,770,950)
Balance (in Shares) at Mar. 31, 2022		6,325,000
Balance at Dec. 31, 2021		$ 633	[1]		(20,825,430)	(20,824,797)
Balance (in Shares) at Dec. 31, 2021		6,325,000	[1]
Accretion of Class A common stock to redemption amount			[1]		(2,310,479)	(2,310,479)
Net income (loss)			[1]		11,039,074	11,039,074
Balance at Dec. 31, 2022		$ 633	[1]		(12,096,835)	(12,096,202)
Balance (in Shares) at Dec. 31, 2022		6,325,000	[1]
Accretion of Class A common stock to redemption amount					(26,684)	(26,684)
Net income (loss)					(1,282,098)	(1,282,098)
Balance at Mar. 31, 2023		$ 633			$ (13,405,617)	$ (13,404,984)
Balance (in Shares) at Mar. 31, 2023		6,325,000

[1]	On February 11, 2021, the Company effected a 1:1.1 stock split of its Class B common stock, resulting in an aggregate of 6,325,000 shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock split.